Expense Example - VIPBondIndexPortfolio-InitialServiceService2PRO - VIPBondIndexPortfolio-InitialServiceService2PRO - VIP Bond Index Portfolio	Apr. 30, 2025 USD ($)
VIP Bond Index Portfolio - Initial Class
Expense Example:
1 year	$ 14
3 years	45
5 years	79
10 years	179
VIP Bond Index Portfolio - Service Class 2
Expense Example:
1 year	40
3 years	125
5 years	219
10 years	493
VIP Bond Index Portfolio - Service Class
Expense Example:
1 year	25
3 years	77
5 years	135
10 years	$ 306